Income Taxes - Net Deferred Tax Assets Reflected in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 818	$ 937
Deferred tax liabilities	(97)	(84)
Net deferred tax assets	$ 721	$ 853